Statements of Stockholders' Equity - USD ($) $ in Thousands	Total	Common Stock	Capital in Excess of Par Value	Accumulated Other Comprehensive Income	Accumulated Deficit
Beginning balance (in shares) at Dec. 31, 2011		33,383,403
Beginning balance at Dec. 31, 2011	$ 174,288	$ 33	$ 401,149	$ 36	$ (226,930)
Issuance of common stock related to exercise of stock options (in shares)		231,678
Issuance of common stock related to exercise of stock options	614	$ 1	613
Stock-based compensation	7,846		7,846
Net change in unrealized holding gain on available-for-sale marketable securities	165			165
Net loss	(6,998)				(6,998)
Comprehensive loss	(6,833)
Ending balance (in shares) at Dec. 31, 2012		33,615,081
Ending balance at Dec. 31, 2012	175,915	$ 34	409,608	201	(233,928)
Issuance of common stock related to exercise of stock options (in shares)		103,098
Issuance of common stock related to exercise of stock options	299		299
Stock-based compensation	5,216		5,216
Net change in unrealized holding gain on available-for-sale marketable securities	(114)			(114)
Net loss	(46,705)				(46,705)
Comprehensive loss	(46,819)
Ending balance (in shares) at Dec. 31, 2013		33,718,179
Ending balance at Dec. 31, 2013	$ 134,611	$ 34	415,123	87	(280,633)
Issuance of common stock related to exercise of stock options (in shares)	75,556	75,556
Issuance of common stock related to exercise of stock options	$ 296		296
Stock-based compensation	3,472		3,472
Excess tax benefits from stock-based compensation	3,412		3,412
Net change in unrealized holding gain on available-for-sale marketable securities	(83)			(83)
Net loss	(32,623)				(32,623)
Comprehensive loss	(32,706)
Ending balance (in shares) at Dec. 31, 2014		33,793,735
Ending balance at Dec. 31, 2014	109,085	$ 34	$ 422,303	$ 4	$ (313,256)
Net loss	(6,752)
Comprehensive loss	(6,733)
Ending balance at Mar. 31, 2015	$ 103,233